Fair Value of Financial Assets and Liabilities - Carrying Amounts of Financial Assets and Liabilities Carried at Fair Value (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2022	Mar. 31, 2022
Financial assets:
Trading assets	¥ 4,006,350	¥ 3,736,296
Derivative financial instruments	13,268,003	6,443,748
Financial assets at fair value through profit or loss	1,015,046	1,695,585
Debt instruments	22,474,592	28,066,966
Financial liabilities:
Trading liabilities	2,980,561	3,181,992
Derivative financial instruments	15,366,589	6,966,336
Financial liabilities designated at fair value through profit or loss	422,729	455,734
At fair value [member]
Financial assets:
Trading assets	4,006,350	3,736,296
Derivative financial instruments	13,268,003	6,443,748
Financial assets at fair value through profit or loss	1,015,046	1,695,585
Investment securities at fair value through other comprehensive income	26,817,164	32,665,451
Debt instruments	22,474,592	28,066,966
Total	45,106,563	44,541,080
Financial liabilities:
Trading liabilities	2,980,561	3,181,992
Derivative financial instruments	15,366,589	6,966,336
Financial liabilities designated at fair value through profit or loss	422,729	455,734
Others	(16,653)	(2,135)
Total	18,753,226	10,601,927
At fair value [member] | Level 1 [member]
Financial assets:
Trading assets	3,396,386	3,105,401
Derivative financial instruments	793,159	688,580
Financial assets at fair value through profit or loss	47,737	518,830
Investment securities at fair value through other comprehensive income	20,780,463	26,952,698
Debt instruments	16,904,935	22,834,866
Total	25,017,745	31,265,509
Financial liabilities:
Trading liabilities	2,836,339	3,050,304
Derivative financial instruments	373,953	363,620
Total	3,210,292	3,413,924
At fair value [member] | Level 2 [member]
Financial assets:
Trading assets	609,964	630,895
Derivative financial instruments	12,441,968	5,721,758
Financial assets at fair value through profit or loss	294,720	447,858
Investment securities at fair value through other comprehensive income	5,576,240	5,244,040
Debt instruments	5,569,657	5,232,100
Total	18,922,892	12,044,551
Financial liabilities:
Trading liabilities	144,222	131,688
Derivative financial instruments	14,960,471	6,579,701
Financial liabilities designated at fair value through profit or loss	194,128	164,648
Others	(6,457)	917
Total	15,292,364	6,876,954
At fair value [member] | Level 3 [member]
Financial assets:
Derivative financial instruments	32,876	33,410
Financial assets at fair value through profit or loss	672,589	728,897
Investment securities at fair value through other comprehensive income	460,461	468,713
Total	1,165,926	1,231,020
Financial liabilities:
Derivative financial instruments	32,165	23,015
Financial liabilities designated at fair value through profit or loss	228,601	291,086
Others	(10,196)	(3,052)
Total	250,570	311,049
At fair value [member] | Debt instruments [member]
Financial assets:
Trading assets	3,916,236	3,489,258
Financial assets at fair value through profit or loss	973,394	1,657,206
Debt instruments	6,849,038	6,610,980
Financial liabilities:
Trading liabilities	2,952,558	3,152,043
At fair value [member] | Debt instruments [member] | Level 1 [member]
Financial assets:
Trading assets	3,307,309	2,860,215
Financial assets at fair value through profit or loss	45,278	516,455
Debt instruments	1,279,381	1,378,880
Financial liabilities:
Trading liabilities	2,814,727	3,026,965
At fair value [member] | Debt instruments [member] | Level 2 [member]
Financial assets:
Trading assets	608,927	629,043
Financial assets at fair value through profit or loss	294,637	447,738
Debt instruments	5,569,657	5,232,100
Financial liabilities:
Trading liabilities	137,831	125,078
At fair value [member] | Debt instruments [member] | Level 3 [member]
Financial assets:
Financial assets at fair value through profit or loss	633,479	693,013
At fair value [member] | Equity instruments [member]
Financial assets:
Trading assets	90,114	247,038
Financial liabilities:
Trading liabilities	28,003	29,949
At fair value [member] | Equity instruments [member] | Level 1 [member]
Financial assets:
Trading assets	89,077	245,186
Financial liabilities:
Trading liabilities	21,612	23,339
At fair value [member] | Equity instruments [member] | Level 2 [member]
Financial assets:
Trading assets	1,037	1,852
Financial liabilities:
Trading liabilities	6,391	6,610
At fair value [member] | Equity instruments [member]
Financial assets:
Financial assets at fair value through profit or loss	41,652	38,379
At fair value [member] | Equity instruments [member] | Level 1 [member]
Financial assets:
Financial assets at fair value through profit or loss	2,459	2,375
At fair value [member] | Equity instruments [member] | Level 2 [member]
Financial assets:
Financial assets at fair value through profit or loss	83	120
At fair value [member] | Equity instruments [member] | Level 3 [member]
Financial assets:
Financial assets at fair value through profit or loss	39,110	35,884
At fair value [member] | Interest rate derivatives [member]
Financial assets:
Derivative financial instruments	7,410,957	3,593,943
Financial liabilities:
Derivative financial instruments	9,100,741	3,772,664
At fair value [member] | Interest rate derivatives [member] | Level 1 [member]
Financial assets:
Derivative financial instruments	713,868	612,246
Financial liabilities:
Derivative financial instruments	261,247	218,193
At fair value [member] | Interest rate derivatives [member] | Level 2 [member]
Financial assets:
Derivative financial instruments	6,697,081	2,981,691
Financial liabilities:
Derivative financial instruments	8,828,893	3,547,303
At fair value [member] | Interest rate derivatives [member] | Level 3 [member]
Financial assets:
Derivative financial instruments	8	6
Financial liabilities:
Derivative financial instruments	10,601	7,168
At fair value [member] | Currency derivatives [member]
Financial assets:
Derivative financial instruments	5,709,229	2,703,985
Financial liabilities:
Derivative financial instruments	6,101,007	2,987,531
At fair value [member] | Currency derivatives [member] | Level 1 [member]
Financial assets:
Derivative financial instruments		101
Financial liabilities:
Derivative financial instruments	1,387	204
At fair value [member] | Currency derivatives [member] | Level 2 [member]
Financial assets:
Derivative financial instruments	5,708,487	2,697,933
Financial liabilities:
Derivative financial instruments	6,093,563	2,983,028
At fair value [member] | Currency derivatives [member] | Level 3 [member]
Financial assets:
Derivative financial instruments	742	5,951
Financial liabilities:
Derivative financial instruments	6,057	4,299
At fair value [member] | Equity derivatives [member]
Financial assets:
Derivative financial instruments	110,350	102,313
Financial liabilities:
Derivative financial instruments	124,518	159,117
At fair value [member] | Equity derivatives [member] | Level 1 [member]
Financial assets:
Derivative financial instruments	77,847	74,820
Financial liabilities:
Derivative financial instruments	109,314	145,021
At fair value [member] | Equity derivatives [member] | Level 2 [member]
Financial assets:
Derivative financial instruments	758	689
Financial liabilities:
Derivative financial instruments	57	2,676
At fair value [member] | Equity derivatives [member] | Level 3 [member]
Financial assets:
Derivative financial instruments	31,745	26,804
Financial liabilities:
Derivative financial instruments	15,147	11,420
At fair value [member] | Commodity derivatives [member]
Financial assets:
Derivative financial instruments	15,417	21,540
Financial liabilities:
Derivative financial instruments	14,023	19,544
At fair value [member] | Commodity derivatives [member] | Level 1 [member]
Financial assets:
Derivative financial instruments	1,444	1,413
Financial liabilities:
Derivative financial instruments	2,005	202
At fair value [member] | Commodity derivatives [member] | Level 2 [member]
Financial assets:
Derivative financial instruments	13,973	20,127
Financial liabilities:
Derivative financial instruments	12,018	19,342
At fair value [member] | Credit derivatives [member]
Financial assets:
Derivative financial instruments	22,050	21,967
Financial liabilities:
Derivative financial instruments	26,300	27,480
At fair value [member] | Credit derivatives [member] | Level 2 [member]
Financial assets:
Derivative financial instruments	21,669	21,318
Financial liabilities:
Derivative financial instruments	25,940	27,352
At fair value [member] | Credit derivatives [member] | Level 3 [member]
Financial assets:
Derivative financial instruments	381	649
Financial liabilities:
Derivative financial instruments	360	128
At fair value [member] | Japanese government bonds [member]
Financial assets:
Debt instruments	9,988,100	15,774,197
At fair value [member] | Japanese government bonds [member] | Level 1 [member]
Financial assets:
Debt instruments	9,988,100	15,774,197
At fair value [member] | U.S. Treasury and other U.S. government agency bonds [member]
Financial assets:
Debt instruments	5,637,454	5,681,789
At fair value [member] | U.S. Treasury and other U.S. government agency bonds [member] | Level 1 [member]
Financial assets:
Debt instruments	5,637,454	5,681,789
At fair value [member] | Investment securities [member]
Financial assets:
Debt instruments	4,342,572	4,598,485
At fair value [member] | Investment securities [member] | Level 1 [member]
Financial assets:
Debt instruments	3,875,528	4,117,832
At fair value [member] | Investment securities [member] | Level 2 [member]
Financial assets:
Debt instruments	6,583	11,940
At fair value [member] | Investment securities [member] | Level 3 [member]
Financial assets:
Debt instruments	¥ 460,461	¥ 468,713